Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class
                 6 Months      Year
                    Ended     Ended
                  6/30/04  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of
period           $  20.34 $   15.00  $   16.40  $   15.64  $   13.37  $   13.66

Investment
activities

  Net investment
  income (loss)      0.05      0.13       0.13       0.13       0.18       0.23

  Net realized
  and unrealized
  gain (loss)        1.54      5.70      (1.34)      2.07       2.82       0.22

  Total from
  investment
  activities         1.59      5.83      (1.21)      2.20       3.00       0.45

Distributions

  Net investment
  income                -     (0.13)     (0.12)     (0.13)     (0.17)     (0.23)

  Net realized
  gain                  -     (0.36)     (0.07)     (1.31)     (0.56)     (0.51)

  Total
  distributions         -     (0.49)     (0.19)     (1.44)     (0.73)     (0.74)

NET ASSET VALUE

End of period    $  21.93  $  20.34  $   15.00  $   16.40  $   15.64  $   13.37
                 --------------------------------------------------------------

Ratios/Supplemental
Data

Total return^       7.82%    39.00%    (7.38)%     14.36%     22.75%      3.52%

Ratio of total
expenses to
average net
assets              0.85%!    0.91%      0.96%      0.98%      0.99%      1.04%

Ratio of net
investment
income (loss)
to average
net assets          0.56%!    0.91%      0.98%      0.95%      1.33%      1.60%

Portfolio
turnover rate       51.7%!    50.4%      51.1%      57.5%      31.9%      26.8%

Net assets,
end of period
(in millions)    $  3,120  $  1,879    $   991  $     503  $     282  $     212

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class
                                   6 Months              Year          9/30/02
                                      Ended             Ended          Through
                                    6/30/04          12/31/03         12/31/02
NET ASSET VALUE

Beginning of period              $    20.31        $    14.99       $    13.97

Investment activities

  Net investment income (loss)         0.07              0.13             0.04*

  Net realized and
  unrealized gain (loss)               1.49              5.68             1.17**

  Total from investment
  activities                           1.56              5.81             1.21

Distributions

  Net investment income                   -             (0.13)           (0.12)

  Net realized gain                       -             (0.36)           (0.07)

  Total distributions                     -             (0.49)           (0.19)

NET ASSET VALUE

End of period                    $    21.87        $    20.31       $    14.99
                                 ---------------------------------------------

Ratios/Supplemental Data

Total return^                         7.68%            38.89%            8.66%*

Ratio of total expenses to
average net assets                    1.05%!            1.08%            1.10%*!

Ratio of net investment
income (loss) to average
net assets                            0.36%!            0.64%            1.29%*!

Portfolio turnover rate               51.7%!            50.4%            51.1%

Net assets, end of period
(in thousands)                   $  154,348        $   67,383       $    1,528


* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class

                                     6 Months            Year         9/30/02
                                        Ended           Ended         Through
                                      6/30/04        12/31/03        12/30/02
NET ASSET VALUE

Beginning of period                $    20.23      $    15.00      $    13.97

Investment activities

  Net investment income (loss)           0.07            0.11            0.03*

  Net realized and
  unrealized gain (loss)                 1.46            5.61            1.18**

  Total from investment
  activities                             1.53            5.72            1.21

Distributions

  Net investment income                     -           (0.13)          (0.11)

  Net realized gain                         -           (0.36)          (0.07)

  Total distributions                       -           (0.49)          (0.18)

NET ASSET VALUE

End of period                      $    21.76      $    20.23      $    15.00
                                   ------------------------------------------

Ratios/Supplemental Data

Total return^                           7.56%          38.26%           8.66%*

Ratio of total expenses to
average net assets                      1.34%!          1.38%           1.40%*!

Ratio of net investment
income (loss) to average
net assets                              0.10%!          0.36%           0.84%*!

Portfolio turnover rate                 51.7%!          50.4%           51.1%

Net assets, end of period
(in thousands)                     $   77,798      $   19,195      $      109


* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                         Shares/$ Par        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   93.1%

CONSUMER DISCRETIONARY   13.6%

Household Durables   1.0%

Newell Rubbermaid                                       1,430,000       33,605

                                                                        33,605

Leisure Equipment & Products   0.2%

Eastman Kodak                                             200,000        5,396

                                                                         5,396

Media   8.7%

Cablevision Systems, Class A *                          1,895,000       37,237

Cox Radio, Class A *                                      807,100       14,027

Dow Jones                                                 833,500       37,591

Entercom Communications *                               1,125,000       41,963

Lamar Advertising, Class A *                              190,000        8,237

Meredith                                                  341,000       18,741

New York Times, Class A                                   470,000       21,014

Pearson (GBP)                                           3,110,000       37,775

Reuters (GBP)                                           4,425,000       29,722

Scholastic *                                              854,500       25,592

Washington Post, Class B                                   21,000       19,530

                                                                       291,429

Multiline Retail   2.3%

Big Lots *                                              1,226,500       17,735

Dillards, Class A                                       1,065,000       23,750

Family Dollar Stores                                    1,155,000       35,135

                                                                        76,620

Specialty Retail   1.2%

Abercrombie & Fitch, Class A                              440,000       17,050

GAP                                                       351,000        8,511

Weight Watchers *                                         350,000       13,699

                                                                        39,260

Textiles, Apparel, & Luxury Goods   0.2%

Unifi *+                                                2,630,000        7,706

                                                                         7,706

Total Consumer Discretionary                                           454,016

CONSUMER STAPLES   2.5%

Food & Staples Retailing   0.3%

Costco Wholesale                                          250,000       10,267

                                                                        10,267

Food Products   2.2%

Archer-Daniels-Midland                                    649,000       10,891

Campbell Soup                                           1,311,500       35,253

Heinz                                                     706,000       27,675

                                                                        73,819

Total Consumer Staples                                                  84,086

ENERGY   7.4%

Energy Equipment & Services   6.2%

Baker Hughes                                              178,000        6,702

Cooper Cameron *                                          665,000       32,385

Diamond Offshore Drilling                               3,400,000       81,022

Grant Prideco *                                         2,350,300       43,387

Hanover Compressor *                                    2,295,000       27,310

Key Energy Services *                                     500,000        4,720

Petroleum Geo-Services *                                  300,000       11,873

                                                                       207,399

Oil & Gas   1.2%

Forest Oil *                                              740,000       20,217

Murphy Oil                                                290,000       21,373

                                                                        41,590

Total Energy                                                           248,989

FINANCIALS   22.6%

Capital Markets   3.9%

Charles Schwab                                          3,752,900       36,065

Federated Investors, Class B                              470,000       14,260

Janus Capital Group                                     1,653,900       27,273

LaBranche & Co.                                         2,180,000       18,356

Northern Trust                                            804,000       33,993

                                                                       129,947

Commercial Banks   7.0%

Charter One Financial                                     509,800       22,528

Citizens Banking                                          500,000       15,525

Commerce Bancshares                                       352,773       16,208

First Horizon National                                    595,000       27,055

Huntington Bancshares                                   1,650,000       37,785

National Commerce Financial                               640,000       20,800

Synovus Financial                                       1,435,000       36,334

TCF Financial                                             537,500       31,202

Union Planters                                            875,000       26,084

                                                                       233,521

Diversified Financial Services   0.2%

Groupe Bruxelles Lambert (EUR)                            120,000        7,681

                                                                         7,681

Insurance   8.8%

Aon                                                       400,000       11,388

Conseco *                                               1,175,000       23,383

Genworth Financial, Class A *                           1,870,000       42,916

Loews                                                     310,000       18,588

Ohio Casualty *                                         1,393,000       28,041

Protective Life                                           425,000       16,435

SAFECO                                                  1,023,700       45,043

Saint Paul Companies                                    1,281,975       51,971

UnumProvident                                           1,937,700       30,809

XL Capital                                                330,000       24,902

                                                                       293,476

Real Estate   1.8%

Apartment Investment & Management,
REIT, Class A                                           1,200,000       37,356

Equity Office Properties, REIT                            415,000       11,288

Reckson Associates Realty, REIT                           455,000       12,494

                                                                        61,138

Thrifts & Mortgage Finance   0.9%

Radian Group                                              665,000       31,853

                                                                        31,853

Total Financials                                                       757,616

HEALTH CARE   9.2%

Biotechnology   1.9%

Human Genome Sciences *                                   900,000       10,467

MedImmune *                                             1,825,000       42,705

Vertex Pharmaceuticals *                                1,070,000       11,599

                                                                        64,771

Health Care Providers & Services   5.5%

AmerisourceBergen                                         570,000       34,075

HealthSouth *                                           4,950,000       29,700

Laboratory Corporation of America *                       130,000        5,161

Lincare Holdings *                                      1,070,000       35,160

NeighborCare *                                          1,301,600       40,779

Tenet Healthcare *                                      3,005,000       40,297

                                                                       185,172

Pharmaceuticals   1.8%

Andrx *                                                   237,000        6,619

Barr Pharmaceuticals *                                    465,000       15,671

King Pharmaceuticals *                                  2,560,000       29,312

Valeant Pharmaceuticals International                     395,400        7,908

                                                                        59,510

Total Health Care                                                      309,453

INDUSTRIALS & BUSINESS SERVICES   9.6%

Aerospace & Defense   1.8%

Raytheon                                                  954,000       34,125

Rockwell Collins                                          792,200       26,396

                                                                        60,521

Air Freight & Logistics   0.0%

CNF                                                        11,100          461

                                                                           461

Airlines   1.2%

Southwest Airlines                                      2,430,000       40,751

                                                                        40,751

Commercial Services & Supplies   4.4%

Equifax                                                 1,380,000       34,155

Herman Miller                                             983,000       28,448

Manpower                                                  545,000       27,670

ServiceMaster                                           1,445,000       17,802

Viad                                                    1,482,000       40,029

                                                                       148,104

Road & Rail   2.2%

CSX                                                     1,135,000       37,194

Union Pacific                                             575,000       34,184

                                                                        71,378

Total Industrials & Business Services                                  321,215

INFORMATION TECHNOLOGY   10.4%

Communications Equipment   0.3%

Tellabs *                                               1,260,000       11,012

                                                                        11,012

Electronic Equipment & Instruments   2.3%

AVX                                                     1,806,100       26,098

Ingram Micro, Class A *                                   954,970       13,819

Molex, Class A                                          1,366,200       37,270

                                                                        77,187

IT Services   3.0%

BearingPoint *                                          3,752,400       33,284

BISYS Group *                                           2,550,000       35,853

Ceridian *                                              1,111,700       25,013

Hewitt Associates, Class A *                              252,000        6,930

                                                                       101,080

Semiconductor & Semiconductor Equipment   1.1%

Novellus Systems *                                      1,100,000       34,584

                                                                        34,584

Software   3.7%

BMC Software *                                          2,192,000       40,552

Cadence Design Systems *                                2,140,000       31,308

Intuit *                                                  530,000       20,447

Network Associates *                                    1,790,000       32,453

                                                                       124,760

Total Information Technology                                           348,623

MATERIALS   7.1%

Chemicals   2.2%

Agrium                                                    580,000        8,439

Great Lakes Chemical                                      941,800       25,485

IMC Global                                                821,000       11,001

Potash Corp./Saskatchewan                                 184,000       17,830

Rhodia (EUR)                                            7,000,000        9,550

                                                                        72,305

Metals & Mining   1.8%

Harmony Gold                                            1,770,000       18,744

Meridian Gold *                                         1,842,800       23,901

Nucor                                                      59,500        4,567

Teck Cominco, Class B (CAD)                               750,000       13,427

                                                                        60,639

Paper & Forest Products   3.1%

Bowater                                                   815,000       33,896

Domtar (CAD)                                            1,359,500       17,453

MeadWestvaco                                            1,227,200       36,067

Potlatch                                                  404,700       16,852

                                                                       104,268

Total Materials                                                        237,212

TELECOMMUNICATION SERVICES   3.0%

Diversified Telecommunication Services   1.6%

AT&T                                                    1,345,000       19,677

Qwest Communications International *                    9,588,700       34,424

                                                                        54,101

Wireless Telecommunication Services   1.4%

Crown Castle International *                            1,188,400       17,529

Telephone and Data Systems                                389,000       27,697

                                                                        45,226

Total Telecommunication Services                                        99,327

UTILITIES   7.7%

Electric Utilities   3.5%

CMS Energy *                                            1,417,000       12,937

El Paso Electric *                                        970,000       14,977

FirstEnergy                                               698,200       26,120

Pinnacle West Capital                                     459,500       18,559

Teco Energy                                             2,775,000       33,272

Unisource Energy                                          233,300        5,797

XCEL Energy                                               462,300        7,725

                                                                       119,387

Gas Utilities   1.2%

NiSource                                                1,927,000       39,735

                                                                        39,735

Multi-Utilities & Unregulated Power   3.0%

Duke Energy                                             1,855,000       37,638

Dynegy, Class A *                                       5,900,000       25,134

NRG Energy *                                            1,512,500       37,510

                                                                       100,282

Total Utilities                                                        259,404

Total Common Stocks (Cost  $2,822,606)                               3,119,941

CONVERTIBLE BONDS   0.2%

U.S. Cellular, LYONs, 6/15/15                           7,029,000        3,699

XCEL Energy, 144A, 7.50%, 11/21/07                      1,365,000        2,037


Total Convertible Bonds (Cost  $4,280)                                   5,736

SHORT-TERM INVESTMENTS   6.2%

Money Market Fund   6.2%

T. Rowe Price Reserve
Investment Fund, 1.16% #                              208,147,295      208,147

Total Short-Term Investments (Cost  $208,147)                          208,147

Total Investments in Securities

99.5% of Net Assets (Cost $3,035,033)                               $3,333,824
                                                                    ----------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

!     Affiliated company - See Note 2.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $2,037 and represents 0.1% of net assets

CAD   Canadian dollar

EUR   Euro

GBP   British pound

LYONs Liquid Yield Option Notes

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $3,035,033)             $   3,333,824

Other assets                                                             54,058

Total assets                                                          3,387,882


Liabilities

Total liabilities                                                        36,173


NET ASSETS                                                        $   3,351,709
                                                                  -------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $       7,151

Undistributed net realized gain (loss)                                  220,532

Net unrealized gain (loss)                                              298,794

Paid-in-capital applicable to 152,893,975 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       2,825,232


NET ASSETS                                                        $   3,351,709
                                                                  -------------

NET ASSET VALUE PER SHARE

Investor Class
($3,119,563,045/142,260,094 shares outstanding)                   $       21.93
                                                                  -------------

Advisor Class
($154,348,109/7,058,067 shares outstanding)                       $       21.87
                                                                  -------------

R Class
($77,797,934/3,575,814 shares outstanding)                        $       21.76
                                                                  -------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income

  Dividend                                                        $      18,397

  Interest                                                                  208

  Total income                                                           18,605

Expenses

  Investment management                                                   8,759

  Shareholder servicing

    Investor Class                                                        1,916

    Advisor Class                                                            57

    R Class                                                                  31

  Rule 12b-1 fees

    Advisor Class                                                           134

    R Class                                                                 120

  Registration                                                              207

  Custody and accounting                                                    120

  Prospectus and shareholder reports

    Investor Class                                                           88

    Advisor Class                                                             4

    R Class                                                                   5

  Legal and audit                                                            13

  Directors                                                                   4

  Miscellaneous                                                               2

  Total expenses                                                         11,460

  Expenses paid indirectly                                                   (6)

  Net expenses                                                           11,454

Net investment income (loss)                                              7,151

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            165,004

  Foreign currency transactions                                            (156)

  Net realized gain (loss)                                              164,848

Change in net unrealized gain (loss)

  Securities                                                             19,976

  Other assets and liabilities
  denominated in foreign currencies                                           1

  Change in net unrealized gain (loss)                                   19,977

Net realized and unrealized gain (loss)                                 184,825

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $     191,976
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months            Year
                                                          Ended           Ended
                                                        6/30/04        12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                      $     7,151     $    11,463

  Net realized gain (loss)                              164,848          92,745

  Change in net unrealized gain (loss)                   19,977         353,473

  Increase (decrease) in net
  assets from operations                                191,976         457,681

Distributions to shareholders

  Net investment income

    Investor Class                                            -         (11,379)

    Advisor Class                                             -            (396)

    R Class                                                   -            (100)

  Net realized gain

    Investor Class                                            -         (31,511)

    Advisor Class                                             -          (1,096)

    R Class                                                   -            (278)

  Decrease in net assets from distributions                   -         (44,760)

Capital share transactions *

  Shares sold

    Investor Class                                    1,289,016         709,037

    Advisor Class                                        95,797          61,640

    R Class                                              60,601          18,883

  Distributions reinvested

    Investor Class                                            -          40,256

    Advisor Class                                             -           1,276

    R Class                                                   -             379

  Shares redeemed

    Investor Class                                     (229,848)       (265,006)

    Advisor Class                                       (16,632)         (4,654)

    R Class                                              (5,214)         (1,519)

  Increase (decrease) in net assets from
  capital share transactions                          1,193,720         560,292

Net Assets

Increase (decrease) during period                     1,385,696         973,213

Beginning of period                                   1,966,013         992,800

End of period                                       $ 3,351,709     $ 1,966,013
                                                    -----------     -----------

(Including undistributed net investment
income of $7,151 at 6/30/04 and
$0 at 12/31/03)

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months            Year
                                                          Ended           Ended
                                                        6/30/04        12/31/03
*Share information

  Shares sold

    Investor Class                                       60,748          40,573

    Advisor Class                                         4,529           3,402

    R Class                                               2,877           1,007

  Distributions reinvested

    Investor Class                                            -           2,058

    Advisor Class                                             -              65

    R Class                                                   -              19

  Shares redeemed

    Investor Class                                      (10,878)        (16,315)

    Advisor Class                                          (790)           (250)

    R Class                                                (250)            (85)

  Increase (decrease) in shares outstanding              56,236          30,474

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued. The fund has three classes of shares: the Mid-Cap Value original share class, referred to in this report as the Investor Class, offered since June 28, 1996, Mid-Cap Value--Advisor Class (Advisor Class), offered since September 30, 2002, and Mid-Cap Value--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $237,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared and paid by each class on an annual basis. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $7,706,000, representing 0.2% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,733,651,000 and $642,264,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $3,035,033,000. Net unrealized gain aggregated $298,794,000 at period-end, of which $365,770,000 related to appreciated investments and $66,976,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $1,735,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                                 Advisor Class          R Class

Expense Limitation                                        1.10%           1.40%

Limitation Date                                         4/30/06         4/30/06

Repayment Date                                          4/30/08         4/30/08

For the six months ended June 30, 2004, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $1,028,000 for the six months ended June 30, 2004, of which $128,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $159,000 for shareholder servicing costs related to the college savings plans, of which $113,000 was for services provided by Price and $26,000 was payable at period-end. At June 30, 2004, approximately 3.09% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest.
Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $185,000 of Spectrum Funds' expenses and $34,000 of Retirement Funds' expenses. Of these amounts, $153,000 related to services provided by Price and $30,000 was payable at period-end.

At June 30, 2004, approximately 6.2% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 2.1% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $1,020,000.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Mid-Cap Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Mid-Cap Value Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004